Note 19 - Tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Tax Assets And Liabilties Abstract
Reconciliation of Taxation at the Spanish Corporation Tax Rate to the Tax Expense recorded for the period
Reconciliation of Taxation at the Spanish Corporation Tax Rate to the Tax Expense Recorded for the Period (Millions of euros)
	2018		2017		2016
	Amount	Effective Tax %	Amount	Effective Tax %	Amount	Effective Tax %
Profit or (-) loss before tax	8,446		6,931		6,392
From continuing operations	8,446		6,931		6,392
Taxation at Spanish corporation tax rate 30%	2,534		2,079		1,918
Lower effective tax rate from foreign entities (*)	(234)		(307)		(298)
Mexico	(78)	28%	(100)	27%	(105)	26%
Chile	(18)	21%	(29)	21%	(27)	17%
Colombia	10	33%	(3)	29%	22	36%
Peru	(12)	28%	(16)	27%	(18)	26%
Turkey	(132)	20%	(182)	21%	(176)	21%
Others	(4)		23		6
Revenues with lower tax rate (dividends/capital gains)	(57)		(53)		(69)
Equity accounted earnings	3		(2)		(11)
Other effects	49		452		159
Current income tax	2,295		2,169		1,699
Of which:
Continuing operations	2,295		2,169		1,699

(*) Calculated by applying the difference between the tax rate in force in Spain and the one applied to the Group’s earnings in each jurisdiction.

Effective Tax Rate
Effective Tax Rate (Millions of euros)
	2018	2017	2016
Income from:
Consolidated Tax Group	1,482	(678)	(483)
Other Spanish Entities	33	29	52
Foreign Entities	6,931	7,580	6,823
Total	8,446	6,931	6,392
Income tax and other taxes	2,295	2,169	1,699
Effective Tax Rate	27.17%	31.3%	26.6%

Tax recognized in total equity
Tax recognized in total equity (Millions of euros)
	2018	2017	2016
Charges to total equity
Debt securities and others	(87)	(355)	(533)
Equity instruments	(56)	(74)	(2)
Subtotal	(143)	(429)	(535)
Total	(143)	(429)	(535)

Table Of Tax Assets And Liabiltiies Explanatory
Tax assets and liabilities (Millions of euros)
	2018	2017	2016
Tax assets
Current tax assets	2,784	2,163	1,853
Deferred tax assets	15,316	14,725	16,391
Pensions	405	395	1,190
Financial Instruments	1,401	1,453	1,371
Other assets (investments in subsidiaries)	302	357	662
Impairment losses	1,375	1,005	1,390
Other	990	870	1,236
Secured tax assets (*)	9,363	9,433	9,431
Tax losses	1,480	1,212	1,111
Total	18,100	16,888	18,245
Tax Liabilities
Current tax liabilities	1,230	1,114	1,276
Deferred tax liabilities	2,046	2,184	3,392
Financial Instruments	1,136	1,427	1,794
Charge for income tax and other taxes	910	757	1,598
Total	3,276	3,298	4,668

(*) Law guaranteeing the deferred tax assets has been approved in Spain in 2013. In years 2016 and 2017 guaranteed deferred tax assets also existed in Portugal but in year 2018 they lost the guarantee due to the merge between BBVA Portugal S.A. and BBVA, S.A.

Deferred tax assets and liabilities
Deferred tax assets and liabilities (Millions of euros)
	2018		2017		2016
	Deferred Assets	Deferred Liabilities	Deferred Assets	Deferred Liabilities	Deferred Assets	Deferred Liabilities
Balance at the beginning	14,725	2,184	16,391	3,392	15,878	3,418
Pensions	10	-	(795)	-	168	-
Financials Instruments	(52)	(291)	82	(367)	(103)	(113)
Other assets	(55)	-	(305)	-	108	-
Impairment losses	370	-	(385)	-	44	-
Others	120	153	(366)	(841)	255	-
Guaranteed Tax assets	(70)	-	2	-	(105)	-
Tax Losses	268	-	101	-	146	-
Charge for income tax and other taxes	-	-	-	-	-	87
Balance at the end	15,316	2,046	14,725	2,184	16,391	3,392

Secured Tax Assets
Secured tax assets (Millions of euros)
	2018	2017 (*)	2016 (*)
Pensions	1,874	1,897	1,901
Impairment losses	7,489	7,536	7,530
Total	9,363	9,433	9,431

(*) In 2017 and 2016 guaranteed deferred tax assets also existed in Portugal but in 2018 they lost the guarantee.